Related Parties (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Parties
15. Related Parties
On July 21, 2020, the Company’s Board of Directors approved a share repurchase of 9,896,666 shares of common stock for an aggregate price of $0 from founders of the Company.
On January 8, 2021, the Company’s Board of Directors approved a share repurchase of 148,440 shares of common stock for an aggregate price of $0 from founders of the Company.
On April 5, 2021, the Company’s Board of Directors approved a share repurchase of 717,460 shares of common stock for an aggregate price of $0 from founders of the Company.
On June 29, 2021, the Company made a success-based fee payment in the amount of $1.9 million to two Executive Members of Dimension Energy LLC. (See Note. 7)

17. Related Parties
On January 30th, 2017, the Company issued promissory notes worth $7 million, out of which $6.0 million was issued to two Board Members. The notes carry an interest rate of 5% and expire five years from date of issuance. As described in Note 8, the Company repaid the principal during the year ended December 31, 2020. For the years ended December 31, 2019 and 2020 the Company incurred interest expense of $0.3 million and $0.2 million related to the notes issued to the related parties, respectively. In combination with the note, the Company also issued 25,000 pre-split shares of common stocks for every $250,000 of notes purchased by such investors.
On July 21, 2020, the Company’s Board of Directors approved a share repurchase of 9,896,666 shares of common stock for an aggregate price of $0 from a founder of the Company. The repurchase of these shares is recorded as treasury stock on the Company’s consolidated balance sheet as of December 31, 2020.
Transactions with the Company’s unconsolidated subsidiary Dimension Energy LLC for the years ended December 31, 2019 and 2020 are disclosed in Note 6.
There were no other material related-party transactions during the years ended December 31, 2019 and 2020.